Capital structure and financial items - Financial risks - Derecognised receivables (Details) - Non-current - Receivables - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
US
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 1,394	kr 1,313	kr 1,817
JAPAN
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 2,273	kr 2,453	kr 2,351